Organization and Business Going Concern (Details)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern, Conditions or Events	Given the Company’s existing purchase obligations, if such agreements are not cancelled by the Company, management has projected that cash on hand will not be sufficient to allow the Company to meet its outstanding purchase obligations beyond November 30, 2022 if the Company is unable to raise additional debt or equity funding for operations.